PIPE Financing - Private Placement and Warrants - Schedule of Fair Value Allocation (Details) - Fair Value Allocation [Member]	Mar. 31, 2026 USD ($)
Schedule of Fair Value Allocation [Line Items]
Common shares	$ 313,628
Pre-funded warrants	511,690
Warrants	1,174,682
Total gross proceeds	$ 2,000,000